Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

24.	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of derivative financial instruments
In addition to the note below, see Note 25 - Fair Value Measurements for information about the fair value hierarchy of derivatives.
Primary risks managed by derivative financial instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s Board of Directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company holds Fiduciary funds. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.
During the year ended December 31, 2015, the Company, in order to manage interest rate risk arising from these financial assets, entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest. The use of interest rate contracts essentially converted groups of short-term variable rate investments to fixed rates. These derivatives were designated as hedging instruments and were for a total notional amount of $300 million.
Interest Rate Risk — Interest Expense
The Company’s operations are financed principally by $1,906 million fixed rate senior notes maturing through 2043 (shown gross of debt issuance costs) and $240 million under a 7-year term loan facility. The Company has access to (i) $800 million under a revolving credit facility expiring July 23, 2018, (ii) $400 million under a revolving credit facility expiring April 28, 2016 and a repayment date of April 28, 2017, which will be available for regulatory capital purposes related to securities underwriting only, and (iii) $22 million under two further revolving credit facilities, of which $20 million is also only available for specific regulatory purposes. As of December 31, 2015 $467 million (2014: $nil) was drawn on these facilities. Additionally, the Company has access to a 1-year term loan in two tranches of €550 million ($598 million) and $400 million. The €550 million tranche was used to finance the acquisition of Gras Savoye and the $400 million tranche was used to re-finance debt currently held by Legacy Towers Watson & Co which became due on acquisition. As of December 31, 2015 the equivalent of €544 million ($592 million) was utilized on the €550 million tranche and the $400 million tranche was not utilized.
The interest rates of the fixed rate senior notes, revolving credit facilities and the term loans are detailed in Note 18 — ‘Debt’.
Foreign Currency Risk
The Company’s primary foreign exchange risks arise from:

•
changes in the exchange rate between US dollars and Pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in Pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.

The foreign exchange risks in its London market operations are hedged to the extent that:

•
forecast Pound sterling expenses exceed Pound sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

•
Miller Insurance Services LLP, which is a sterling functional entity, earns significant non-functional currency revenues, the Company limits its exposure to exchange rate changes by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income whilst changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in other income (expense), net. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At December 31, 2015 and 2014, the Company’s foreign currency contracts were predominantly designated as hedging instruments, those not designated as hedging instruments include certain Miller Insurance Services LLP foreign currency contracts and those relating to short-term cash flows and hedges of certain intercompany loans.
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for euro and Japanese yen. The forward contracts held as of December 31, 2015 range in maturity from 2015 to 2018. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	December 31, 2015		December 31, 2014
	Sell	Fair value	Sell	Fair Value
	(millions)
US dollar	$1,023	$(55)	$678	$(20)
Euro	$202	$21	$186	$18
Japanese yen	$51	$3	$51	$7

The above table includes forward contracts acquired as part of Miller Insurance Services LLP which are not designated as hedging instruments. At December 31, 2015, such contracts had a negative fair value of $3 million.
In addition to forward exchange contracts, the Company undertakes short-term foreign exchange swaps for liquidity purposes. These are not designated as hedges and do not qualify for hedge accounting. The fair values at December 31, 2015 and 2014 were immaterial.
The Company also enters into foreign currency transactions in order to hedge certain intercompany loans. These derivatives were not designated as hedging instruments and were for a total notional amount of $532 million (December 31, 2014: $352 million). In respect of these transactions, an immaterial amount has been recognized as an asset within other current assets and an equivalent gain has been recognized in other income (expense), net, for the period.
In addition during the year ended December 31, 2014, in order to hedge the Company’s exposure relating to the purchase price consideration for acquiring a 75.8 percent holding in Max Matthiessen AB, the Company entered into a series of forward exchange contracts. As a result of these transactions the Company recognized a $14 million expense in other income (expense), net, and an equivalent reduction to cash and cash equivalents during 2014.
Derivative financial instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at December 31:

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2015	2014
		(millions)
Assets:
Forward exchange contracts	Other assets	$25	$26
Interest rate swaps	Other assets	2	—
Total derivatives designated as hedging instruments		$27	$26
Liabilities:
Forward exchange contracts	Other liabilities	$53	$21
Interest rate swaps	Other liabilities	2	—
Total derivatives designated as hedging instruments		$55	$21

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(i)	The above table does not include the Miller Insurance LLP non-designated forward contracts which had a fair value of negative $3 million.

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for years ended December 31, 2015, 2014 and 2013:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2015
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(38)	Other income (expense), net	4	Interest expense	1
Total	$(38)		$3		$1
Year Ended December 31, 2014
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	—	Interest expense	(1)	Interest expense	—
Forward exchange contracts	(31)	Other income (expense), net	16	Interest expense	(1)
Total	$(31)		$10		$(1)
Year Ended December 31, 2013
Interest rate swaps	$—	Investment income	$(5)	Other income (expense), net	$—
Treasury locks	19	Interest expense	—	Interest expense	2
Forward exchange contracts	10	Other income (expense), net	1	Interest expense	1
Total	$29		$(4)		$3

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Amounts above shown gross of tax.
(i) OCI means other comprehensive income.
For interest rate swaps all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts, only the changes in fair value resulting from movements in the spot exchange rate are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At December 31, 2015 the Company estimates, based on current interest and exchange rates, there will be $10 million of net derivative losses on forward exchange rates, interest rate swaps, and treasury locks reclassified from accumulated comprehensive income into earnings within the next twelve months as the forecasted transactions affect earnings.
Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, fiduciary funds, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company’s concentrations of credit as of December 31, 2015.